Related party transactions (Details)	Feb. 15, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Aug. 05, 2020 ft²
Related Party Transaction [Line Items]
Due to related party		$ 1,426,631	$ 187,062
Yefang Zhang
Related Party Transaction [Line Items]
Due to related party		$ 1,426,631	$ 187,062
Amount reimbursed to related party	$ 619,200
Hangzhou Nongyuan Network Technology Co., Ltd
Related Party Transaction [Line Items]
Area of office space leased | ft²				1,006